Composition of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Class of Stock [Line Items]
Aggregate amount	¥ 914,752		¥ 951,442		¥ 951,442
Number of shares Authorized	4,251,442,000		4,369,512,000		4,369,512,000
Number of shares Issued	914,752,000		951,442,000		951,442,000
Number of shares In treasury	13,817,747		22,128,230
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	914,752	[1]	914,752	[1]	914,752	[1]
Number of shares Authorized	914,752,000	[1]	1,369,512,000	[1]	1,369,512,000	[1]
Number of shares Issued	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Liquidation value per share	¥ 1,000	[1]	¥ 1,000	[1]	¥ 1,000	[1]
Convertible or not	Yes	[1]	Yes	[1]	Yes	[1]
Class XII preferred stock
Class of Stock [Line Items]
Number of shares Authorized			1,500,000,000		1,500,000,000
Convertible or not			-		-
Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Aggregate amount			¥ 36,690		¥ 36,690
Number of shares Authorized	36,690,000		1,500,000,000		1,500,000,000
Number of shares Issued			36,690,000		36,690,000
Liquidation value per share			¥ 1,000		¥ 1,000
Convertible or not	-		No		No
First series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000	[2]
Convertible or not	-	[2]
Second series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000	[2]
Convertible or not	-	[2]
Third series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000	[2]
Convertible or not	-	[2]
Fourth series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000	[2]
Convertible or not	-	[2]
First series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000	[3]
Convertible or not	-	[3]
Second series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000	[3]
Convertible or not	-	[3]
Third series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000	[3]
Convertible or not	-	[3]
Fourth series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000	[3]
Convertible or not	-	[3]
First series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000	[4]
Convertible or not	-	[4]
Second series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000	[4]
Convertible or not	-	[4]
Third series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000	[4]
Convertible or not	-	[4]
Fourth series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000	[4]
Convertible or not	-	[4]
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury	602,100,700		574,087,800		541,073,800
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Number of shares In treasury	602,100,700	[1]	574,087,800	[1]	541,073,800	[1]

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.
[2]	The total number of authorized shares from first to fourth series class XIV preferred stock shall not exceed 900,000,000.
[3]	The total number of authorized shares from first to fourth series class XV preferred stock shall not exceed 900,000,000.
[4]	The total number of authorized shares from first to fourth series class XVI preferred stock shall not exceed 1,500,000,000.